                              THE HUNTINGTON FUNDS
                               INVESTMENT A SHARES
                               INVESTMENT B SHARES

                   SUPPLEMENT DATED SEPTEMBER 13, 2001 TO THE
    INVESTMENT A SHARES AND INVESTMENT B SHARES PROSPECTUS DATED MAY 1, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The following disclosure is inserted at the end of the paragraph under the heading "Purchasing Shares" on page 69 of the prospectus that defines a Business Day.

From September 13, 2001, until the reopening of the New York Stock Exchange, for the Money Market Fund, Ohio Municipal Money Market Fund, Florida Tax-Free Money Fund and U.S. Treasury Money Market Fund, a Business Day will be any day that the Federal Reserve Bank is open, unless the Fund determines that being open for business is not in the best interest of shareholders.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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                              THE HUNTINGTON FUNDS
                             TRUST SHARES PROSPECTUS

                     SUPPLEMENT DATED SEPTEMBER 13, 2001 TO
                    TRUST SHARES PROSPECTUS DATED MAY 1, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The following disclosure is inserted at the end of the paragraph under the heading "Purchasing Shares" on page 70 of the prospectus that defines a Business Day.

From September 13, 2001, until the reopening of the New York Stock Exchange, for the Money Market Fund, Ohio Municipal Money Market Fund, Florida Tax-Free Money Fund and U.S. Treasury Money Market Fund, a Business Day will be any day that the Federal Reserve Bank is open, unless the Fund determines that being open for business is not in the best interest of shareholders.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE